Basic And Diluted Loss Per Share (Details Narrative) - shares	3 Months Ended		5 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Parent Company [Member]
BasicAndDilutedLossPerShareLineItem [Line Items]
Weighted average outstanding common shares dilution adjustment	0	0	0	0	0	0